COMMON STOCK AND DIVIDENDS, Acquisition of Treasury Shares (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 21, 2020	Mar. 06, 2020
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program				$ 3,000,000	$ 2,500,000
Acquisition cost of treasury shares	$ 34,019,849	$ 34,019,849
Trading premium on treasury shares	9,868,857	9,868,857
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Acquisition cost of treasury shares	34,019,849	$ 34,019,849	$ 34,019,849
Trading premium on treasury shares	$ 9,868,857